Risk - Summary of the Scenarios Estimated by Management and the Effect on Profit Before Income Taxes (Detail) - Interest rate risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Exposure [member] | Cash, bank deposits and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of change in CDI rate on profit before income taxes	R$ 8,686
Exposure [member] | Financial investmens [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of change in CDI rate on profit before income taxes	810,812
+ 10% [member] | Cash, bank deposits and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of change in CDI rate on profit before income taxes	56
+ 10% [member] | Financial investmens [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of change in CDI rate on profit before income taxes	5,205
-10% [member] | Cash, bank deposits and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of change in CDI rate on profit before income taxes	(56)
-10% [member] | Financial investmens [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of change in CDI rate on profit before income taxes	R$ (5,205)